Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party certain marketing cost			$ 30,000
Related party transaction, other			$ 0
EVERSANA | Leana Wood
Related Party Transaction [Line Items]
Related party certain marketing cost	$ 200,000	$ 200,000